Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	11.9
Weighted average discount rate	3.36%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2024	$473
2025	481
2026	489
2027	443
2028	431
2029 and thereafter	3,059
Total undiscounted cash flows	5,376
Discount on cash flows	(964)
Total lease liabilities	$4,412